Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) yr $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) yr $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 3.09		$ 3.63
Award life (weighted average) | yr	5.5		5.5
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 2,809		$ 2,809		$ 2,595
Expense for awards recognized | $	400	$ 300	1,002	$ 793
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 3,000		$ 3,000		$ 2,000
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 8.38		$ 8.38
Expected volatility	86.00%		86.00%
Risk-free interest rate	3.50%		3.50%
Top of Range [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 12.74		$ 12.74
Expected volatility	88.00%		88.00%
Risk-free interest rate	3.94%		4.22%